SEMI
Annual
Report
                                [GRAPHIC OMITTED]
                                      MONEY

                                JANUARY 31, 2003


FRANKLIN TAX-EXEMPT MONEY FUND

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY
AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
[PAGE]

                                                    THANK YOU FOR INVESTING WITH
          FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN,
                 AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.



[PHOTO OMITTED]

CHARLES B. JOHNSON
CHAIRMAN
FRANKLIN TAX-EXEMPT MONEY FUND

EDELIVERY DETAILS:

Log in at franklintempleton.com and click on eDelivery. Shareholders who are
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[PAGE]

SHAREHOLDER LETTER


--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN TAX-EXEMPT MONEY FUND SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH LIQUIDITY AND PRESERVATION OF CAPITAL. THE FUND PURSUES A CONSERVATIVE INVESTMENT POLICY BY LIMITING ITS INVESTMENTS TO HIGH QUALITY SECURITIES AS IT SEEKS TO MAINTAIN A $1.00 SHARE PRICE.1
--------------------------------------------------------------------------------


Dear Shareholder:

This semiannual report for Franklin Tax-Exempt Money Fund covers the period ended January 31, 2003. Modest economic growth, accommodative short-term interest rates and continued volatility characterized U.S. financial conditions during the six-month reporting period.

As we began the period, many of the economic conditions that led to 2001's recession and slowed the economy were still evident and potentially posed a problem in 2002's second half. The recession was mostly business driven so it was natural to depend on the business sector to drive a recovery. However, non-residential fixed investment (a measure for business expenditures) continued to decline during the

CONTENTS

Shareholder Letter .........  1

Performance Summary ........  2

Financial Highlights &
Statement of Investments ...  6

Financial Statements ....... 12

Notes to

Financial Statements ....... 15



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF PYRAMID CHART

FUND CATEGORY
Global
Growth
Growth & Income
Income
Tax-Free Income


1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 7.

--------------------------------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
--------------------------------------------------------------------------------
[PAGE]


PERFORMANCE SUMMARY
1/31/03

---------------------------------

Seven-day effective yield 1 0.47%

Seven-day annualized yield  0.47%

Taxable equivalent yield 2  0.77%


1. The seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the 2003 maximum 38.6% federal personal income tax rate. Annualized and effective yields are for the seven-day period ended 1/31/03. The Fund's average weighted maturity was 73 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.


reporting period. Weak business investment and the slackening economy helped push unemployment to its highest level since 1994, at 6.0% in December 2002 before ending the period at 5.7%. This was a major concern because consumers have so far helped the economy maintain a moderate growth level. As unemployment increased, consumer confidence fell to the lowest levels in nearly a decade.

Although the economy faced significant headwinds, there were several important mitigating factors. Productivity accelerated as American workers produced more per unit of labor than ever before. This enabled corporations to show sequential earnings growth for the first time in a number of quarters. The consumer, while concerned with the economy and unemployment, continued to spend, albeit at a more moderate rate. Real estate remained a particular area of strength as housing starts rose and mortgage rates stayed very low.

Despite some favorable economic indicators, including gross domestic product growth of 2.4% for 2002, the stock market remained unresponsive and declined during the six months under review. For example, the Standard & Poor's 500 Composite Index (S&P 500) fell 5.26% for the six months ended January 31, 2003.2 One key element negatively affecting stock market valuation was geopolitical risk, as the threat of war in Iraq created a great deal of uncertainty and volatility. Conversely, the bond market performed well as investors flocked to the perceived safety of fixed income investments. The 10-year U.S.

2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.



Past performance does not guarantee future results.

Treasury bond's yield decreased from 4.51% at the beginning of the period to 4.00% on January 31, 2003.

Although the Federal Reserve Board (the Fed) does not target the stock market with respect to its monetary policy, it does target the overall economy. The Fed lowered the federal funds target rate 50 basis points (0.50%) in November 2002 to 1.25%, the lowest level in more than 40 years. This move displayed that the Fed remains vigilant and will continue to use its power to try to ensure U.S. economic stability.

Our investment strategy continues to emphasize high quality and liquidity. We manage the Fund more conservatively than SEC guidelines require, seeking to ensure the safety and stability of the Fund's principal. For example, although allowed by the SEC for money market funds, we do not purchase any derivative securities for our tax-exempt money funds. We believe the increased yield offered by such securities does not justify the added risk to shareholders. This philosophy may result in lower returns compared with other money market funds.

Issuance in the short-term market reached $72 billion in 2002, a more than 28% increase from 2001, as cities, counties and states faced budget deficits.3 The short-term market experienced historically low trading levels during the period, with the Bond Market Association's Municipal Swap Index's average yield at 1.37% for 2002, down from 2.61% in 2001.4 Reflecting the overall declining interest rate environment during the six months

3. Source: www.bondbuyer.com.
4. Source: The Bond Market Association.

under review, the Fund's seven-day effective yield declined from 0.72% on July 31, 2002, to 0.47% on January 31, 2003.

During the reporting period, the Fund participated in several attractive deals including California State RAN; New Mexico State TRAN; Westchester County, New York, GO Bonds; Florida Local Government Commission TECP; and Chicago, Illinois, GO mandatory puts.

On December 19, 2002, Standard & Poor's, an independent credit rating agency, downgraded California's general obligation rating to A from A+ and its commercial paper and revenue anticipation notes programs from SP-1 to SP-2.5 The following day, Fitch downgraded the state's rating as well. The Fund owns affected securities, which represented 1.80% of total net assets at period-end. Governor Davis announced that the state is facing a greater budget deficit over the current and next fiscal years largely due to economic weakness and tax revenue declines not matched by corresponding spending reductions. Although the deficit will be a challenge, we do not expect California to have trouble meeting its debt service requirements. Therefore, we have elected to hold onto the securities as they have continued to trade actively in the market and remain very liquid.

Looking forward, we believe that the risks to the economy are balanced such that the Fed will likely keep the federal funds target rate on hold in the first half of 2003. In fact, the Fed publicly shifted its policy focus in December from concern over slowing economic growth to a more neutral stance. Such a change

5. This does not indicate Standard & Poor's rating of the Fund.

in focus or bias by the Fed indicates that they will likely move with the economy, and thus will need time to gather more data.

We appreciate your participation in Franklin Tax-Exempt Money Fund, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/S/ CHARLES B. JOHNSON

Charles B. Johnson
Chairman
Franklin Tax-Exempt Money Fund

--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of January 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a com plete analysis of every aspect of any market, industry, security or the Fund. Statements of fact are from sources considered reliable but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Highlights

                                                         SIX MONTHS ENDED               YEAR ENDED JULY 31,
                                                         JANUARY 31, 2003 ------------------------------------------------
                                                             (UNAUDITED)   2002       2001       2000      1999      1998
                                                         -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ....................       $1.00     $1.00      $1.00      $1.00     $1.00     $1.00
                                                         -----------------------------------------------------------------
Net investment income ...................................        .003      .011       .029       .030      .025      .029
Less distributions from net investment income ...........       (.003)    (.011)     (.029)     (.030)    (.025)    (.029)
                                                         -----------------------------------------------------------------
Net asset value, end of period ..........................       $1.00     $1.00      $1.00      $1.00     $1.00     $1.00
                                                         =================================================================

Total return a ..........................................        .33%     1.06%      2.98%      3.02%     2.49%     2.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .......................    $170,402  $163,710   $167,705   $169,338  $190,727  $164,525
Ratios to average net assets:
 Expenses ...............................................        .75% b    .76%       .76%       .74%      .74%      .65%
 Expenses excluding waiver and payments by affiliate ....        .75% b    .76%       .76%       .74%      .82%      .83%
 Net investment income ..................................        .66% b   1.05%      2.94%      3.02%     2.46%     2.94%


a Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
b Annualized.

                       See notes to financial statements.
6

FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                       AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------
 INVESTMENTS 99.3%
 ARIZONA 8.0%
aApache County IDA, IDR, Tucson Electric Power Co. Project, Springerville
  Project, Series C, Weekly VRDN and Put, 1.20%, 12/15/18 .........................  $1,000,000     $ 1,000,000
 Arizona School Facilities Board Revenue, State School Improvement,
  3.00%, 7/01/03 ..................................................................   8,140,000       8,188,989
 Mesa Municipal Development Corp. Excise Tax Revenue, Refunding, FSA Insured,
  4.00%, 1/01/04 ..................................................................   1,000,000       1,024,871
aPinal County IDA, PCR, Magma-Copper Co., Newmont Mining Corp., Daily VRDN
 and Put, 1.25%, 12/01/09 .........................................................   3,400,000       3,400,000
                                                                                                    -----------
                                                                                                     13,613,860
                                                                                                    -----------
 CALIFORNIA 1.8%
 California State RAN, 2.50%, 6/20/03 .............................................   3,000,000       3,016,417
                                                                                                    -----------
 COLORADO 1.2%
aColorado Springs Utilities Revenue, Series A, Weekly VRDN and Put,
  1.10%, 11/01/29 .................................................................   2,000,000       2,000,000
                                                                                                    -----------
 FLORIDA 9.0%
 Florida Local Government Commission TECP, Series A,
    1.30%, 2/13/03 ................................................................   2,000,000       2,000,000
    1.60%, 2/13/03 ................................................................   2,718,000       2,718,000
aOrange County School Board COP, Series B,
    AMBAC Insured, Daily VRDN and Put, 1.25%, 8/01/25 .............................   3,900,000       3,900,000
    MBIA Insured, Daily VRDN and Put, 1.25%, 8/01/27 ..............................   1,700,000       1,700,000
aPinellas County Health Facilities Authority Revenue, Pooled Hospital Loan
  Program, Refunding, AMBAC Insured, Daily VRDN and Put, 1.25%, 12/01/15 ..........   5,100,000       5,100,000
                                                                                                    -----------
                                                                                                     15,418,000
                                                                                                    -----------
 GEORGIA 6.0%
aAtlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN
  and Put, 1.25%, 11/01/41 ........................................................   4,200,000       4,200,000
aDe Kalb County Hospital Authority RAN, De Kalb Medical Center Project,
  Weekly VRDN and Put, 1.15%, 9/01/09 .............................................   1,400,000       1,400,000
aFulco Hospital Authority Revenue, Anticipation Certificates, Shepherd
  Center Inc. Project, Weekly VRDN and Put, 1.15%, 9/01/17 ........................   1,000,000       1,000,000
aMacon-Bibb County Hospital Authority Revenue, Certificates, Medical
  Center of Central Georgia, Weekly VRDN and Put, 1.15%, 4/01/07 ..................     400,000         400,000
aRoswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA
  Insured, Weekly VRDN and Put, 1.15%, 6/15/25 ....................................   3,200,000       3,200,000
                                                                                                    -----------
                                                                                                     10,200,000
                                                                                                    -----------
 HAWAII 2.9%
 Honolulu City and County GO, Series C, FGIC Insured, 1.30%, 12/04/03 .............   5,000,000       5,000,000
                                                                                                    -----------
 IDAHO 1.0%
aIdaho Health Facilities Authority Revenue, St. Lukes Medical Center Project,
  FSA Insured, Daily VRDN and Put, 1.30%, 7/01/30 .................................   1,700,000       1,700,000
                                                                                                    -----------

FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED) (CONT.)

                                                                                     PRINCIPAL
                                                                                       AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------
aINVESTMENTS (CONT.)
 ILLINOIS 8.5%

aIllinois State Toll Highway Authority Toll Highway Priority Revenue, Refunding,
  Series B, MBIA Insured, Weekly VRDN and Daily Put, 1.10%, 1/01/10 ...............  $7,000,000    $ 7,000,000
 Chicago Temporary Notes, GO, 1.22%, 1/07/04 ......................................   7,500,000      7,500,000
                                                                                                   -----------
                                                                                                    14,500,000
                                                                                                   -----------
 INDIANA 2.6%
aIndianapolis Local Public Improvement Revenue Bond, Refunding, Series F-2,
  MBIA Insured, Weekly VRDN and Put, 1.10%, 2/01/20 ...............................   4,500,000      4,500,000
                                                                                                   -----------
 KENTUCKY 3.0%
aKentucky Development Finance Authority Revenue, Pooled Loan Program,
  Series A, FGIC Insured, Weekly VRDN and Put, 1.15%, 12/01/15 ....................   5,100,000      5,100,000
                                                                                                   -----------
LOUISIANA 6.9%
aEast Baton Rouge Parish PCR, Exxon Project, Refunding, Daily VRDN and Put,
  1.20%, 11/01/19 .................................................................   4,800,000      4,800,000
aLouisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc.
  Project, First Stage, ACES, Refunding, Daily VRDN and Put, 1.30%, 9/01/06 .......   6,900,000      6,900,000
                                                                                                   -----------
                                                                                                    11,700,000
                                                                                                   -----------
 MARYLAND .7%
 Maryland State GO, State and Local Facilities Loan, Refunding, Third Series,
  4.30%, 7/15/03 ..................................................................   1,200,000      1,215,768
                                                                                                   -----------
 MASSACHUSETTS 1.8%
aMassachusetts Bay Transportation Authority GO, General Transportation System,
  Weekly VRDN and Put, 1.10%, 3/01/30 .............................................   3,000,000      3,000,000
                                                                                                   -----------
 MICHIGAN .6%
aMichigan State University Revenues, Series A, Daily VRDN and Put, 1.25%, 8/15/32 .   1,000,000      1,000,000
                                                                                                   -----------
 MISSOURI 2.1%
aIndependence IDA, Industrial Revenue, Development Groves and Graceland,
  Series A, Daily VRDN and Put, 1.30%, 11/01/27 ...................................   3,200,000      3,200,000
aMissouri State Health and Educational Facilities Authority Revenue,
  Christian Health Services, Series A, Weekly VRDN and Put, 1.10%, 11/01/19 .......     300,000        300,000
                                                                                                   -----------
                                                                                                     3,500,000
                                                                                                   -----------
 NEVADA 2.3%
aClark County Airport Improvement Revenue, sub. lien,
    Series A-1, Weekly VRDN and Put, 1.10%, 7/01/25 ...............................   1,000,000      1,000,000
    Series B-1, Weekly VRDN and Put, 1.20%, 7/01/29 ...............................   3,000,000      3,000,000
                                                                                                   -----------
                                                                                                     4,000,000
                                                                                                   -----------
 NEW JERSEY 5.6%
 New Jersey State Revenue, TRAN, 3.00%, 6/12/03 ...................................   5,000,000      5,027,231
aNew Jersey State Turnpike Authority Revenue, Series D, FGIC Insured,
  Weekly VRDN and Put, 1.00%, 1/01/18 .............................................   4,600,000      4,600,000
                                                                                                   -----------
                                                                                                     9,627,231
                                                                                                   -----------

FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED) (CONT.)

                                                                                     PRINCIPAL
                                                                                       AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------
aINVESTMENTS (CONT.)
 NEW MEXICO 11.2%
 Albuquerque GO, Series B, 3.50%, 7/01/03 .........................................  $1,800,000    $ 1,813,732
aAlbuquerque Gross Receipts Lodgers Tax Revenue, Weekly VRDN and Put,
  1.15%, 7/01/23 ..................................................................     400,000        400,000
aFarmington PCR, Arizona Public Service Co., Refunding, Series B,
  Daily VRDN and Put, 1.30%, 9/01/24 ..............................................   8,400,000      8,400,000
 New Mexico State TRAN, 2.25%, 6/30/03 ............................................   7,500,000      7,532,032
aUniversity of New Mexico Revenue, AMBAC Insured, Weekly VRDN and Put,
  1.10%, 6/01/06 ..................................................................     900,000        900,000
                                                                                                   -----------
                                                                                                    19,045,764
                                                                                                   -----------
 NEW YORK 3.8%
a New York City GO, Series H, Sub Series H-3, Daily VRDN and Put,
   1.25%, 8/01/20 .................................................................   1,000,000      1,000,000
aNew York City Trust Cultural Resources Revenue, American Museum of Natural
  History, Series B, AMBAC Insured, Annual VRDN and Put, 1.60%, 7/01/03 ...........   3,500,000      3,500,000
 Westchester County GO, Series E, 2.50%, 12/15/03 .................................   1,935,000      1,957,985
                                                                                                   -----------
                                                                                                     6,457,985
                                                                                                   -----------
 NORTH CAROLINA .7%
aNorth Carolina Medical Care Commission Hospital Revenue, Pooled Financing
  Project, ACES, Series B, Daily VRDN and Put, 1.30%, 10/01/13 ....................   1,200,000      1,200,000
                                                                                                   -----------
 OHIO 2.3%
 Columbus GO, Municipal Airport No. 34-E-L, Refunding, 5.00%, 7/15/03 .............   2,130,000      2,164,242
aCuyahoga County Hospital Revenue, University Hospital of Cleveland,
  Daily VRDN and Put, 1.15%, 1/01/16 ..............................................   1,800,000      1,800,000
                                                                                                   -----------
                                                                                                     3,964,242
                                                                                                   -----------
PENNSYLVANIA 1.8%
aEmmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put,
  1.15%, 12/01/28 .................................................................     300,000        300,000
aLehigh County General Purpose Authority Revenue, St. Lukes Hospital Project,
  Daily VRDN and Put, 1.30%, 7/01/31 ..............................................   2,700,000      2,700,000
                                                                                                   -----------
                                                                                                     3,000,000
                                                                                                   -----------
 PUERTO RICO .5%
 Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
  MBIA Insured, Weekly VRDN and Put, .93%, 12/01/15 ...............................     900,000        900,000
                                                                                                   -----------
 SOUTH CAROLINA 1.1%
aPiedmont Municipal Power Agency Electric Revenue, Refunding, Series B,
  MBIA Insured, Weekly VRDN and Put, 1.10%, 1/01/19 ...............................   1,800,000      1,800,000
                                                                                                   -----------
 SOUTH DAKOTA 1.2%
aLawrence County PCR, Homestake Mining, Refunding, Series B, Daily VRDN and
  Put, 1.30%, 7/01/32 .............................................................   2,000,000      2,000,000
                                                                                                   -----------
 TENNESSEE 5.7%
aClarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund,
  Daily VRDN and Put, 1.30%, 7/01/31 ..............................................   3,000,000      3,000,000
aMetropolitan Government of Nashville and Davidson County IDBR, YMCA Project,
  Daily VRDN and Put, 1.15%, 12/01/18 .............................................   3,005,000      3,005,000
aMontgomery County PBA, Pooled Financing Revenue, Tennessee County Loan Pool,
    Daily VRDN and Put, 1.30%, 4/01/32 ............................................   1,000,000      1,000,000
    Weekly VRDN and Daily Put, 1.15%, 11/01/27 ....................................   2,700,000      2,700,000
                                                                                                   -----------
                                                                                                     9,705,000
                                                                                                   -----------

FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED) (CONT.)

                                                                                     PRINCIPAL
                                                                                       AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------
aINVESTMENTS (CONT.)
 TEXAS 5.1%
aAngelina and Neches River Authority IDC, Solid Waste Revenue, DATES,
  Daily VRDN and Put, 1.35%, 5/01/14 ..............................................  $1,200,000   $  1,200,000
 Texas State, TRAN, 2.75%, 8/29/03 ................................................   7,500,000      7,555,013
                                                                                                  ------------
                                                                                                     8,755,013
                                                                                                  ------------
 WISCONSIN 1.9%
 Madison GO, Promissory Notes, Series A, 4.00%, 8/01/03 ...........................   2,000,000      2,026,198
aWisconsin Housing and EDA, Home Ownership Revenue, Series I, FSA Insured,
  Weekly VRDN and Put, 1.20%, 3/01/25 .............................................   1,250,000      1,250,000
                                                                                                  ------------
                                                                                                     3,276,198
                                                                                                  ------------
 TOTAL INVESTMENTS (COST $169,195,478) 99.3% ......................................                169,195,478
 OTHER ASSETS, LESS LIABILITIES .7% ...............................................                  1,206,469
                                                                                                  ------------
 NET ASSETS 100.0% ................................................................               $170,401,947
                                                                                                  ------------


See glossary of terms on page 11.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                       See notes to financial statements.
10

FRANKLIN TAX-EXEMPT MONEY FUND

GLOSSARY OF TERMS
--------------------------------------------------------------------------------

ACES   -Adjustable Convertible Exempt Securities
AMBAC  -American Municipal Bond Assurance Corp.
COP    -Certificate of Participation
DATES  -Demand Adjustable Tax-Exempt Securities
EDA    -Economic Development Authority
FGIC   -Financial Guaranty Insurance Co.
FNMA   -Federal National Mortgage Association
FSA    -Financial Security Assistance
GO     -General Obligation
IDA    -Industrial Development Authority/Agency
IDBR   -Industrial Development Board Revenue
IDC    -Industrial Development Corp.
IDR    -Industrial Development Revenue
MBIA   -Municipal Bond Investors Assurance Corp.
MFR    -Multi-Family Revenue
PBA    -Public Building Authority
PCR    -Pollution Control Revenue
RAN    -Revenue Anticipation Notes
TECP   -Tax-Exempt Commercial Paper
TRAN   -Tax and Revenue Anticipation Notes

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2003 (UNAUDITED)

Assets:

 Investments in securities, at value and cost ...............  $169,195,478
 Cash .......................................................       171,424
 Receivables:
  Capital shares sold .......................................     1,422,126
  Interest ..................................................       449,833
                                                               ------------
      Total assets ..........................................   171,238,861
                                                               ------------
Liabilities:
 Payables:

  Capital shares redeemed ...................................       574,995
  Affiliates ................................................        93,400
  Shareholders ..............................................       146,507
 Distributions to shareholders ..............................         8,190
 Other liabilities ..........................................        13,822
                                                               ------------
      Total liabilities .....................................       836,914
                                                               ------------
Net assets, at value ........................................  $170,401,947
                                                               ------------
Shares outstanding ..........................................   170,401,947
                                                               ------------
Net asset value per share a .................................         $1.00
                                                               ------------


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)

Investment income:
 Interest .........................................................  $1,194,044
                                                                     ----------
Expenses:
 Management fees (Note 3) .........................................     483,887
 Transfer agent fees (Note 3) .....................................      97,871
 Custodian fees ...................................................         876
 Reports to shareholders ..........................................      12,347
 Registration and filing fees .....................................      24,890
 Professional fees ................................................       5,782
 Directors' fees and expenses .....................................       3,738
 Other ............................................................       6,081
                                                                     ----------
      Total expenses ..............................................     635,472
                                                                     ----------
       Net investment income ......................................     558,572
                                                                     ----------
Net increase (decrease) in net assets resulting from operations ...  $  558,572
                                                                     ----------

                       See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2002

                                                                                SIX MONTHS         YEAR
                                                                                   ENDED          ENDED
                                                                           JANUARY 31, 2003   JULY 31, 2002
                                                                           --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................  $    558,572   $  1,775,971
  Net realized gain (loss) from investments ................................            --            103
                                                                              -----------------------------
      Net increase (decrease) in net assets resulting from operations ......       558,572      1,776,074
 Distributions to shareholders from net investment income ..................      (558,572)    (1,776,074)a
 Capital share transactions: (Note 2) ......................................     6,692,119     (3,994,812)
                                                                              -----------------------------
      Net increase (decrease) in net assets ................................     6,692,119     (3,994,812)
Net assets (there is no undistributed net investment income at beginning or end of period):
 Beginning of period .......................................................   163,709,828    167,704,640
                                                                              -----------------------------
 End of period .............................................................  $170,401,947   $163,709,828
                                                                              -----------------------------


aDistributions were increased by net realized gains from security transactions of $103 for the year ended July 31, 2002.

                       See notes to financial statements.
14

FRANKLIN TAX-EXEMPT MONEY FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income exempt from federal income taxes, consistent with capital preservation and liquidity.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

At January 31, 2003, there were five billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                        SIX MONTHS ENDED      YEAR ENDED
                                                        JANUARY 31, 2003    JULY 31, 2002
                                                        ---------------------------------
Shares sold ...........................................   $ 93,198,615     $ 181,354,300
Shares issued in reinvestment of distributions ........        558,396         1,785,282
Shares redeemed .......................................    (87,064,892)     (187,134,394)
                                                        ---------------------------------
Net increase (decrease) ...............................   $  6,692,119     $  (3,994,812)
                                                        =================================

FRANKLIN TAX-EXEMPT MONEY FUND
Notes to Financial Statements (unaudited) (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of the following entities:


        ENTITY                                                          AFFILIATION
        --------------------------------------------------------------------------------------
        Franklin Advisers, Inc. (Advisers)                              Investment Manager
        Franklin Templeton Services, LLC (FT Services)                  Administrative Manager
        Franklin/Templeton Investor Services, LLC (Investor Services)   Transfer Agent
        Franklin/Templeton Distributors, Inc (Distributors)             Principal Underwriter

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

        ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
        -------------------------------------------------------------
          .625%   First $100 million
          .500%   Over $100 million, up to and including $250 million
          .450%   Over $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Distributors received contingent deferred sales charges for the period of $2,545.

The Fund paid transfer agent fees of $97,871 of which $73,484 was paid to Investor Services.

4. INCOME TAXES

At July 31, 2002, the Fund had tax basis capital losses of $37,327 which may be carried over to offset future capital gains.

Such losses expire as follows:

        Capital loss carryovers expiring in:
         2004 ..............................  $   492
         2005 ..............................    1,844
         2008 ..............................    8,419
         2009 ..............................   26,572
                                              -------
                                              $37,327
                                              -------

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund
Income
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund Franklin Total
Return Fund Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,7

STATE-SPECIFIC
TAX-FREE INCOME 8

Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust11


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. Upon reaching approximately $350 million in assets, the fund will close to all investors.
4. The fund is only open to existing shareholders as well as select retirement plans.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           12/02

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FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906


Want to receive this document faster via email?
-------------------------------------------------
Eligible shareholders can sign up for EDELIVERY at franklintempleton.com. See inside for details.


Semiannual Report
Franklin Tax-Exempt Money Fund

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Tax-Exempt Money Fund prospectus, which contains more information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

114 S2003 03/03


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